Organization and principal activities (History of the Group and basis of presentation) (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	Nov. 05, 2013 CNY (¥) shares	Nov. 05, 2013 USD ($) $ / shares shares	Apr. 02, 2014 $ / shares
Class of Stock [Line Items]
Proceeds from issuance of 25,300,000 Class A ordinary shares in IPO	¥ 1,228,217	$ 199,954
Class A Ordinary Shares [Member]
Class of Stock [Line Items]
Proceeds from shares issued	¥ 1,320,355	$ 214,954
Class A Ordinary Shares [Member] | IPO [Member]
Class of Stock [Line Items]
Shares issued	25,300,000	25,300,000
ADS [Member]
Class of Stock [Line Items]
Shares issued	12,650,000	12,650,000
Issue price per share | $ / shares		$ 17.0	$ 38.00
Preference Shares [Member]
Class of Stock [Line Items]
Conversion of shares	87,566,599	87,566,599
Class B Ordinary Shares [Member]
Class of Stock [Line Items]
Outstanding ordinary shares designated as Class B Ordinary shares	44,245,388	44,245,388
DCM [Member] | Class A Ordinary Shares [Member]
Class of Stock [Line Items]
Shares issued	1,764,706	1,764,706
Proceeds from shares issued	¥ 92,138	$ 15,000
Issue price per share | $ / shares		$ 8.50